SCHEDULE OF NOTES PAYABLE (Details) - USD ($)	Oct. 31, 2023	Oct. 31, 2022
Short-Term Debt [Line Items]
Total Notes payable	$ 1,217,597	$ 5,428,936
Convertible note, net of discounts	1,217,597
Bridge Loan [Member]
Short-Term Debt [Line Items]
Total Notes payable		265,719
Investors [Member]
Short-Term Debt [Line Items]
Total Notes payable		4,137,720
Investors [Member] | Bridge Loan [Member]
Short-Term Debt [Line Items]
Total Notes payable	0	265,719
Related Party [Member]
Short-Term Debt [Line Items]
Total Notes payable		$ 1,025,497